COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 13 - COMMITMENTS AND CONTINGENCIES

Country Risk

As the Group’s principal operations are currently conducted in the PRC, it is subject to considerations and risks not typically associated with companies in North America and Western Europe. These risks include, among others, risks associated with the political, economic, and legal environments and foreign currency exchange limitations encountered in the PRC. The Group’s results of operations may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, among other things.

In addition, all of the Group’s transactions in the PRC are denominated in RMB, which must be converted into other currencies before remittance from the PRC. Both conversion of RMB into foreign currencies and remittance of foreign currencies abroad subject to the regulations of foreign currency governed by the PRC regulatory agents.

New Businesses and New Market Risk

Real estate agent service income was a major income source of the Group in the PRC market since its inception. The Group’s real estate agent service income declined 89.71% in 2022 as compared to 2021 and declined 28.55% in 2021 as compared to 2020. The decline of real estate agent service income was primarily attributed to the tightening policy on the real estate market adopted in recent years in the PRC and the negative impact of the COVID-19 pandemic. It is difficult to engage in a new real estate sales project in the PRC. While the Company has made efforts to develop new projects, it may not be able to recover to the level of 2022 in the future.

In response to the shrinking of sales in new residential housing market in the PRC, the Company is shifting its focus to the UK and other non-PRC markets. In August 2022, the Company purchased “Fernie Castle,” a real property located in Scotland. The Company plans to remodel this property into a multi-functional cultural venue with functions for a fine dining restaurant, hotel, wedding events and gardening. In December 2022, the Company purchased a second real estate property located at Torquay England. The Company plans to remodel this property and operate it as a hotel with restaurant facilities. To achieve this goal, the Company needs to find experts and skilled workers in the UK local market and to obtain long-term financial support. There is no guarantee that these new businesses will be profitable in the short to medium term or that the Company will have sustainable financial sources to support such operations in the long term. In addition, the continuous increase in energy costs, the labor shortage in the UK, the war in Ukraine are all expected to have negative impacts on Company’s operations in the UK.

Legal Proceeding

Except for the following disclosure, we are currently not a party to any litigation of which, if determined adversely to us, would individually or in the aggregate be reasonably expected to have a material adverse effect on our business, operating results, cash flows or financial condition.

The Group will file a civil complaint in local District’s court if there is a dispute on accounts receivable with customers. Historically, the Group has won the civil complaint and received the amounts awarded by court. During 2021, 10 of such complaint cases were closed and the Group collected approximately $1.07 million from customers. As of December 31, 2021, there was one case open. This case was resolved in May 2022. The Company received the full amount claimed.

On February 17, 2022, Mingda Tianjin filed a civil complaint in Gusu District Court of Suzhou City, Jiangsu Province, alleging unpaid service fee and breach of contract against Tianfang (Suzhou) Real Estate Co., Ltd. The claimed amount was the unpaid base of $45,926 (RMB291,742.17 translated at the December 31, 2021 exchange rate), plus a 0.1‰ per day breaching late fee. The case was settled and Mingda Tianjin received the full amount claimed on May 19, 2022.

On March 18, 2022, the Chengdu Branch Office of Mingda Tianjin filed a civil complaint in the People's Court of Dujiangyan City, Sichuan Province, alleging breach of contract and unpaid service fee against Chengdu TEDA New City. The total claimed amount was approximately $780,000 (RMB5,380,734). On July 15, 2022, the Court made a favorable judgment that Chengdu TEDA needed to pay the full amount claimed within five days. On July 29, 2022, Chengdu TEDA filed an appeal. On December 23, 2022, the Intermediate People's Court of Chengdu City, Sichuan Province made a final judgment, demanded that Chengdu TEDA pay RMB5,157,182 plus liquidated damages and interest to the Company in five days. The Company received the payment of $863,083 (RMB5,954,151) on February 27, 2023.

On January 9, 2023, the Chengdu Branch Office of Mingda Tianjin filed a civil complaint in the People's Court of Dujiangyan City, Sichuan Province, alleging breach of contract and unpaid service fee against Chengdu TEDA New City. The total claimed amount is approximately $271,000 (RMB1,872,419).